Document and Entity Information	Sep. 06, 2024
Cover [Abstract]
Entity Address, State or Province	NY
Amendment Flag	false
Entity Central Index Key	0000806085
Document Type	8-K
Document Period End Date	Sep. 06, 2024
Entity Registrant Name	LEHMAN BROTHERS HOLDINGS INC. PLAN TRUST
Entity Incorporation State Country Code	DE
Entity File Number	1-9466
Entity Tax Identification Number	30-6315144
Entity Address, Address Line One	420 Lexington Avenue
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10170
City Area Code	(646)
Local Phone Number	285-9000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false